Loans, Impaired Loans and Allowance for Credit Losses - Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations (Detail)	12 Months Ended
	Oct. 31, 2019 $ / bbl $ / lb	Oct. 31, 2018 $ / bbl $ / lb
Base case scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.90%	2.20%
Unemployment rate, average %	5.80%	5.90%
Bank of Canada overnight rate target, average %	1.40%	2.10%
HPI - Housing Price Index, y/y % change	2.30%	5.10%
USDCAD exchange rate, average	1.29	1.24
Base case scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.80%	1.70%
Unemployment rate, average %	5.80%	5.90%
Bank of Canada overnight rate target, average %	2.30%	2.90%
HPI - Housing Price Index, y/y % change	4.30%	3.70%
USDCAD exchange rate, average	1.22	1.24
Base case scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.80%	2.70%
Unemployment rate, average %	3.90%	4.00%
Base case scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.80%	1.70%
Unemployment rate, average %	4.10%	4.10%
Base case scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.50%	2.00%
Unemployment rate, average %	3.90%	3.70%
Base case scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.80%	2.30%
Unemployment rate, average %	4.40%	4.20%
Base case scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.30%	3.90%
Unemployment rate, average %	6.40%	6.20%
Base case scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.00%	3.50%
Unemployment rate, average %	5.80%	6.40%
Base case scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.90%
Unemployment rate, average %	6.50%	6.30%
Base case scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.60%	3.70%
Unemployment rate, average %	6.70%	6.10%
Base case scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.30%
Unemployment rate, average %	9.40%	9.10%
Base case scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.20%
Unemployment rate, average %	8.30%	8.80%
Base case scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.90%	4.00%
Base case scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.10%	4.10%
Base case scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	54	71
Base case scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	59	67
Base case scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	2.74	2.91
Base case scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	3.14	3.11
Base case scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	3.03%	3.58%
Base case scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	3.51%	3.46%
Optimistic scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	2.60%
Unemployment rate, average %	5.60%	5.70%
Bank of Canada overnight rate target, average %	1.60%	2.30%
HPI - Housing Price Index, y/y % change	2.70%	5.40%
USDCAD exchange rate, average	1.28	1.24
Optimistic scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	2.10%
Unemployment rate, average %	4.60%	5.00%
Bank of Canada overnight rate target, average %	3.50%	3.70%
HPI - Housing Price Index, y/y % change	5.20%	4.10%
USDCAD exchange rate, average	1.19	1.20
Optimistic scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.30%	3.30%
Unemployment rate, average %	3.70%	3.70%
Optimistic scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	2.40%
Unemployment rate, average %	3.60%	3.20%
Optimistic scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.00%	2.70%
Unemployment rate, average %	3.70%	3.50%
Optimistic scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.70%	3.20%
Unemployment rate, average %	3.60%	3.40%
Optimistic scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.50%	5.00%
Unemployment rate, average %	6.00%	5.80%
Optimistic scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.90%	4.80%
Unemployment rate, average %	3.10%	4.50%
Optimistic scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.30%	4.80%
Unemployment rate, average %	6.00%	5.70%
Optimistic scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.70%	4.70%
Unemployment rate, average %	5.10%	4.50%
Optimistic scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.50%	4.00%
Unemployment rate, average %	8.70%	8.70%
Optimistic scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.50%	4.20%
Unemployment rate, average %	6.50%	7.40%
Optimistic scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.10%	5.20%
Optimistic scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.30%	5.40%
Optimistic scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	56	75
Optimistic scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	73	84
Optimistic scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	2.78	2.98
Optimistic scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	3.49	3.44
Optimistic scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	3.91%	4.47%
Optimistic scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	4.63%	4.53%
Pessimistic scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.30%	1.70%
Unemployment rate, average %	6.10%	6.20%
Bank of Canada overnight rate target, average %	1.20%	2.00%
HPI - Housing Price Index, y/y % change	2.00%	4.90%
USDCAD exchange rate, average	1.30	1.25
Pessimistic scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.20%	1.20%
Unemployment rate, average %	7.00%	6.80%
Bank of Canada overnight rate target, average %	1.20%	2.10%
HPI - Housing Price Index, y/y % change	3.40%	3.30%
USDCAD exchange rate, average	1.26	1.27
Pessimistic scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.40%	1.90%
Unemployment rate, average %	4.00%	4.30%
Pessimistic scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.20%	1.00%
Unemployment rate, average %	4.60%	5.00%
Pessimistic scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.00%	1.30%
Unemployment rate, average %	4.00%	4.00%
Pessimistic scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	0.90%	1.40%
Unemployment rate, average %	5.20%	4.90%
Pessimistic scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.20%	2.70%
Unemployment rate, average %	6.90%	6.70%
Pessimistic scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.20%	2.30%
Unemployment rate, average %	8.40%	8.30%
Pessimistic scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	3.10%
Unemployment rate, average %	7.00%	6.80%
Pessimistic scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.60%	2.50%
Unemployment rate, average %	8.30%	7.70%
Pessimistic scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.30%	3.00%
Unemployment rate, average %	10.00%	9.30%
Pessimistic scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	2.20%
Unemployment rate, average %	10.10%	10.00%
Pessimistic scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.80%	2.80%
Pessimistic scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.80%	2.90%
Pessimistic scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	53	67
Pessimistic scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / bbl	48	54
Pessimistic scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	2.70	2.84
Pessimistic scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average price of hedging instrument | $ / lb	2.85	2.84
Pessimistic scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	2.14%	2.67%
Pessimistic scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, PPP-weighted, y/y % change	2.41%	2.41%